Property and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

NOTE 6: PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2012	December 31, 2011
Leasehold improvements	$1,627,933	$1,585,126
Office furniture and equipment	1,255,244	1,186,260
Computer hardware and software	8,924,424	6,365,630
Tooling, production and test equipment	19,194,959	16,058,742
Construction-in-process	134,240	1,546,524

Total property and equipment	31,136,800	26,742,282
Accumulated depreciation	(14,593,687)	(6,146,559)

Total property and equipment, net	$16,543,113	$20,595,723

Depreciation related to property and equipment was $8.2 million, $4.2 million and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.